Segment information	3 Months Ended
Mar. 31, 2025
Operating segments [Abstract]
Segment information	Segment information
15.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to chief operating decision maker. We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended March 31,
	2025	2024
Revenue:
Social casino games	$70,281	$79,824
iGaming	13,211	8,319
Total Revenue	$83,492	$88,143
Advertising expenses:
Social casino games	$7,474	$9,933
iGaming	5,066	3,505
Total advertising expenses	$12,540	$13,438
Depreciation and amortization (including right-of-use assets):
Social casino games	$303	$734
iGaming	809	826
Total depreciation and amortization (including right-of-use assets)	$1,112	$1,560
Interest income:
Social casino games	$3,806	$3,431
iGaming	—	—
Total interest income	$3,806	$3,431
Interest expense:
Social casino games	$447	$499
iGaming	2	13
Total interest expense	$449	$512
Profit before income tax:
Social casino games	$33,755	$40,105
iGaming	(977)	(1,732)
Total profit before income tax	$32,778	$38,373
15.2.    Disaggregation of revenue and non-current assets
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on platform and geographical location are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended March 31,
	2025	2024
U.S.	$61,014	$70,186
Canada	4,550	4,755
United Kingdom	12,213	6,781
Korea	—	—
International-other	5,715	6,421
Total	$83,492	$88,143
The following table presents non-current assets by geographical regions (in thousands):

	Three months ended March 31,
	2025	2024
Korea	$2,282	$2,479
U.S.	416,720	416,835
Europe	30,113	29,818
Total (1)	$449,115	$449,132
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.
15.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the three months ended March 31, 2025 and 2024.